Annual Total Returns- Vanguard Total World Stock Index Fund (Institutional) [BarChart] - Institutional - Vanguard Total World Stock Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.71%)	17.35%	23.00%	4.00%	(1.87%)	8.77%	24.20%	(9.66%)	26.78%	16.72%